Leases (Tables)	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [abstract]
Summary of Leases Recognized in Balance Sheet

	December 31,	December 31,
(in U.S. dollars)	2024	2023

Right-of-use assets - Buildings	$6,356,771	$4,484,521

Lease liabilities
Current	$522,297	$345,933
Non-current	6,488,119	4,479,627
Total	$7,010,416	$4,825,560

Summary of Lease Amounts Recognized in Profit or Loss and Other Comprehensive Income

	Year Ended December 31,		Six Months Ended December 31,	Year Ended June 30,
(in U.S. dollars)	2024	2023	2022	2022

Depreciation of right-of-use assets - Buildings	$618,651	$430,514	$215,257	$430,514
Interest expense	$276,728	$212,354	$111,593	$233,229